RESTRUCTURING ACTIVITIES - Expense (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RESTRUCTURING ACTIVITIES
Restructuring charges	$ 19.8	$ 2.0	$ 22.4	$ 5.3	$ 25.6	$ 19.8	$ 24.9
Other associated restructuring charges	1.1	0.3	5.5	1.8	4.7	6.5	6.4
Total	$ 20.9	$ 2.3	$ 27.9	$ 7.1	$ 30.3	$ 26.3	$ 31.3